Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/ income	¥ 7,768,670	$ 1,219,074	¥ (7,179,742)	¥ (6,967,603)
Net (loss)/ income attributable to ordinary shareholders	¥ 7,768,670	$ 1,219,074	¥ (7,179,742)	¥ (6,967,603)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding - basic	5,012,651	5,012,651	4,768,343	4,627,278
Adjustments for dilutive RSUs and share options	701,113	701,113
Weighted-average number of ordinary shares outstanding - diluted	5,713,764	5,713,764	4,768,343	4,627,278
(Loss)/ earnings per share - basic | (per share)	¥ 1.55	$ 0.24	¥ (1.51)	¥ (1.51)
(Loss)/ earnings per share -diluted | (per share)	¥ 1.36	$ 0.21	¥ (1.51)	¥ (1.51)
Shares issued to depository bank (in shares)	52,650,000	52,650,000
Shares settled	29,914,080	29,914,080
Escrow Shares Settled	22,735,920	22,735,920
Common share
Denominator (in thousands of shares):
Shares issued to depository bank (in shares)	40,000,000	40,000,000	12,050,000	600,000